CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Net profit/(loss) for the year		$ 2,407		$ (142,491)	$ 125,983
Items that may be reclassified to profit or loss:
Exchange rate adjustment arising from translation of entities using a functional currency different from USD		360		(240)	160
Fair value adjustment on hedging instruments		9,181		(2,675)	1,067
Fair value adjustment on hedging instruments transferred to income statement		(2,262)		1,665	333
Other comprehensive income/(loss) after tax	[1]	7,279	[2]	(1,250)	1,560
Total comprehensive income/(loss) for the year		$ 9,686		$ (143,741)	$ 127,543

[1]	No income tax was incurred relating to other comprehensive income/(loss) items.
[2]	Please refer to "Consolidated Statement of Comprehensive Income".